FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about aging of accounts receivable [Table Text Block]
	December 31, 2021	December 31, 2020
Current	$9,509	$1,990
Past due 31-60 days	160	328
Past due 61-90 days	90	34
Past due 91-120 days	32	24
Past due over 120 days	150	376
Trade accounts receivable	9,941	2,752
Less allowance for doubtful accounts	(37)	(169)
Net trade accounts receivable	9,904	2,583
Other receivables	3,195	976
Accounts receivable	$13,099	$3,559

Disclosure of detailed information about allowance for doubtful accounts for trade accounts receivable [Table Text Block]
	2021	2020
Balance, beginning of year	$169	$188
Reversal of doubtful accounts	(17)	(13)
Bad debts written off, net of recoveries	(115)	(6)
Balance, end of year	$37	$169

Disclosure of detailed information about contractual cash flow maturities [Table Text Block]
		Contractual Cash Flow Maturities
As at December 31, 2021	Carrying Amount	Total	Within 1 year	1 year to 3 years	3 years and beyond
Accounts payable and accrued liabilities	$9,307	$9,307	$9,307	$-	$-
Income taxes payable	1,560	1,560	1,560	-	-
Payable to loyalty program partners	75,275	75,275	75,275	-	-
	$86,142	$86,142	$86,142	$-	$-

		Contractual Cash Flow Maturities
As at December 31, 2020	Carrying Amount	Total	Within 1 year	1 year to 3 years	3 years and beyond
Accounts payable and accrued liabilities	$5,766	$5,766	$5,766	$-	$-
Income taxes payable	489	489	489	-	-
Payable to loyalty program partners	50,629	50,629	50,629	-	-
Long term debt including interest payments(1)	15,000	15,522	3,502	12,020	-
	$71,884	$72,406	$60,386	$12,020	$-

[1] Interest on long term debt is based on LIBOR and SOFR rate as at year end 2020, which represents Management's best estimate based on information available.

Disclosure of detailed information about foreign currency risk [Table Text Block]
As at December 31, 2021	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.78588	1.34973	1.13249	0.00869
Balances below in source currency (in thousands)
Financial assets
Cash and cash equivalents	5,403	1,815	8,968	52,645
Cash held in trust	1,816	-	-	-
Funds receivable from payment processors	45	112	1,413	4,762
Accounts receivable	775	239	197	60,181
	8,039	2,166	10,578	117,588
Financial liabilities
Accounts payable and accrued liabilities	7,216	269	224	23,003
Payable to loyalty program partners	1,126	1,254	8,540	4,515
	8,342	1,523	8,764	27,518

As at December 31, 2020	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.7849	1.3663	1.2278	0.009701
Balances below in source currency (in thousands)
Financial assets
Cash and cash equivalents	6,692	4,825	5,680	67,097
Cash held in trust	357	-	-	-
Funds receivable from payment processors	29	306	1,070	11,482
Accounts receivable	1,428	188	55	25,497
	8,506	5,319	6,805	104,076
Financial liabilities
Accounts payable and accrued liabilities	3,697	365	34	725
Payable to loyalty program partners	476	2,896	5,114	14,058
	4,173	3,261	5,148	14,783

Disclosure of fair value measurement [Table Text Block]
2021	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges(i)	$118	$118
Liabilities:
Foreign exchange forward contracts designated as cash flow hedges(i)	(282)	(282)
	$(164)	$(164)
2020	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges(i)	$827	$827
	$827	$827

(i) The carrying values of the Corporation's foreign exchange forward contracts are included in prepaid expenses, deposits and other assets and/or current portion of other liabilities in the consolidated statements of financial position.